Investments in joint ventures - Summarized Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 244,582	$ 186,606	$ 225,982
Profit (loss) before interest and taxation		9,474	(430)	(7,918)
Finance costs	[1]	2,074	1,675	1,347
Profit (loss) before taxation		7,180	(2,295)	(9,571)
Taxation	[1]	3,712	(2,467)	(3,171)
Profit (loss) for the year	[2],[3]	3,468	172	(6,400)
Other comprehensive income	[2],[3]	5,016	(988)	(1,818)
Total comprehensive income	[2],[3]	8,484	(816)	(8,218)
Non-current assets		201,547	195,503
Current assets		74,968	67,813
Total assets		276,515	263,316
Current liabilities		64,726	58,354
Non-current liabilities		111,385	108,119
Total liabilities		176,111	166,473
Net assets		100,404	96,843
Investments in joint ventures accounted for using equity method		7,994	8,609
BP's share of impairment losses recognized by joint ventures		1,216	(1,664)	1,909
Joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		11,380	10,081	9,588
Profit (loss) before interest and taxation		1,394	1,612	785
Finance costs		100	156	188
Profit (loss) before taxation		1,294	1,456	597
Taxation		117	490	625
Profit (loss) for the year		1,177	966	(28)
Other comprehensive income		8	5	(1)
Total comprehensive income		1,185	971	(29)
Non-current assets		10,139	10,874
Current assets		2,419	3,257
Total assets		12,558	14,131
Current liabilities		1,687	2,087
Non-current liabilities		2,927	3,520
Total liabilities		4,614	5,607
Net assets		7,944	8,524
Loans made by group companies to joint ventures		50	85
Investments in joint ventures accounted for using equity method		$ 7,994	$ 8,609
BP's share of impairment losses recognized by joint ventures				$ 711

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 30 for further information.
[3]	See Note 30 for further information.